Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	May 07, 2024	Apr. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Ownership interest			70.00%
Subsequent Events [Member]
Subsequent Events [Abstract]
Ownership interest		30.00%
Expected net proceeds from sales of interests in associates		$ 43
Dividend declaration date	May 07, 2024
Dividend approved (in dollars per share)	$ 0.445
Dividend approved expected date to be paid	Jun. 14, 2024
Subsequent Events [Member] | Top of Range [Member]
Subsequent Events [Abstract]
Additional proceeds from sales of interests in associates		$ 7